COMMON STOCK AND TREASURY STOCK (Details Narrative) - USD ($)																					1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 21, 2022	Mar. 07, 2022	Feb. 17, 2022	Feb. 14, 2022	Jan. 21, 2022	Jan. 21, 2022	Nov. 12, 2021	Nov. 10, 2021	Nov. 04, 2021	Oct. 22, 2021	Oct. 21, 2021	Oct. 13, 2021	Oct. 07, 2021	Sep. 27, 2021	Sep. 24, 2021	Sep. 14, 2021	Aug. 10, 2021	Jun. 04, 2021	May 28, 2021	May 09, 2021	Feb. 17, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized																								35,000,000,000	35,000,000,000
Common Stock, Par or Stated Value Per Share																								$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding																								17,403,876,165	13,513,561,065
Number of shares issued							100,000,000	100,000,000	200,000,000	120,000,000	200,000,000
Value of shares issued compensation																								$ 363,919
Shares issued for compensation																					160,000,000
Shares issued for services, value																		$ 7,500,000,000
Shares issued of common stock pursuant to conversions of various notes payable and other debts, value												$ 137,500	$ 137,500	$ 200,000	$ 200,000	$ 25,000	$ 25,000
Shares issued of common stock pursuant to conversions of various notes payable and other debts												458,333,335	458,333,333	666,666,666	666,666,666	250,000,000	250,000,000
Share issued price per share							$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Note One [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued of common stock pursuant to conversions of various notes payable and other debts, value																			$ 17,000
Note Two [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued of common stock pursuant to conversions of various notes payable and other debts, value																			23,032
Treasury Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Treasury stock shares																								188,181,000	188,181,000
Lloyd Spencer [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued for services, value																				$ 7,500,000,000
Accrued wages																									$ 750,000	$ 750,000	$ 750,000	$ 750,000	$ 750,000
Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued for compensation				90,000,000																	160,000,000
Subsequent Event [Member] | Interim Joint Product Development and Sales Representation Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued				83,333,334
Subsequent Event [Member] | Ecomena Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued			160,000,000
Subsequent Event [Member] | Consultant [Member] | Mutual Release and Settlement Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued					206,896,552
Subsequent Event [Member] | Lloyd Spencer [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued					428,571,428
Value of shares issued compensation						$ 150,000
Subsequent Event [Member] | Llyod Spencer [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued for compensation				30,000,000
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued										20,000,000														740,000,000
Value of shares issued compensation																								$ 74,000
Stock issued during period conversion of debt																								3,150,315,100
Shares issued for services, value																			$ 400,315,100
Share issued price per share										$ 0.0005
Coroware, Inc. and Subsidiaries [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized																						35,000,000,000		35,000,000,000
Common Stock, Par or Stated Value Per Share																						$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding																						18,463,177,479		17,403,876,165
Shares issued for compensation																					160,000,000
Stock issued during period conversion of debt	27,500,000	33,000,000
Convertible Debt	$ 55,000	$ 66,000
Shares issued for services, value																						$ 73,000	$ 750,000
Coroware, Inc. and Subsidiaries [Member] | Treasury Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Treasury stock shares																						188,181,000		188,181,000
Coroware, Inc. and Subsidiaries [Member] | Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued for compensation				90,000,000
Coroware, Inc. and Subsidiaries [Member] | Subsequent Event [Member] | Interim Joint Product Development and Sales Representation Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued				83,333,334
Coroware, Inc. and Subsidiaries [Member] | Subsequent Event [Member] | Ecomena Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued			160,000,000
Coroware, Inc. and Subsidiaries [Member] | Subsequent Event [Member] | Consultant [Member] | Mutual Release and Settlement Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued					206,896,552
Coroware, Inc. and Subsidiaries [Member] | Subsequent Event [Member] | Lloyd Spencer [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued					428,571,428
Value of shares issued compensation						$ 150,000
Coroware, Inc. and Subsidiaries [Member] | Subsequent Event [Member] | Llyod Spencer [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued for compensation				30,000,000
Coroware, Inc. and Subsidiaries [Member] | Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued for compensation				30,000,000
Coroware, Inc. and Subsidiaries [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding																						18,463,177,479		17,403,876,165
Shares issued for services, value																						$ 20,333	$ 750,000
Maximum [Member] | Coroware, Inc. and Subsidiaries [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized																						35,000,000,000		35,000,000,000